Segment Information (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Carrying amount	$ 95,550	$ 96,428
Offshore Support Vessels | Brazil
Number of vessels	3
Carrying amount	$ 13,625	$ 96,428
Offshore Support Vessels | Europe
Carrying amount	$ 13,625